Note 7. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Note 7. Subsequent Events

Note 7. Subsequent Events

Effective October 15, 2014, the Registrant, through its wholly-owned Israeli subsidiary, Esqure Advanced Medical Devices Ltd. ("Esqure"), entered into an Asset Purchase Agreement with Michael Cohen, a resident of the State of Israel (the "Seller"). There were no other subsequent events following the period ended September 30, 2014 through the date the financial statements were issued.

Note 8. Subsequent Events There were no subsequent events following the period ended December, 31, 2013 through the date the financial statements were issued.